OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2013	2012
	$	$

Prepaid expenses	1,433	138
Government institutions	1,887	106
Others	45	67

	3,365	311